Deferred Revenue (Tables)	12 Months Ended
Feb. 24, 2013
Components of Deferred Revenue

Deferred revenue consists of the following:

	February 24, 2013	February 26, 2012
Product revenue — short-term	$2,090	$2,090
Service revenue — short-term	35,649	34,624
Service revenue — long-term	5,773	5,548

Total	$43,513	$42,261